Material accounting policies - Summary of Annual Depreciation Rates and Residual Value of The Principal Asset Classes (Detail)	12 Months Ended
Dec. 31, 2025
Flight equipment under financial leases | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	3.30%
Residual value property plant and equipment	7.00%
Flight equipment under financial leases | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	8.00%
Residual value property plant and equipment	15.00%
Rotable spare parts and accessories | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	5.00%
Rotable spare parts and accessories | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Constructions | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	5.00%
Constructions | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Ground equipment
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Transportation equipment | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Transportation equipment | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	25.00%
Furniture
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Machinery and equipment | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Machinery and equipment | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	33.00%
Computer equipment
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	25.00%
Major maintenance | Bottom of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	8.33%
Major maintenance | Top of range
Annual depreciation rates and residual value of the principal asset [Line Items]
Depreciation rate, property, plant and equipment	57.14%